Revenue, operating profit and segment analysis - Summary of analysis of non-current Assets by geographical location (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Geographical Areas
Non-current assets	£ 11,463	£ 11,828
North America
Disclosure Of Geographical Areas
Non-current assets	8,545	9,131
Europe
Disclosure Of Geographical Areas
Non-current assets	2,459	2,259
United Kingdom
Disclosure Of Geographical Areas
Non-current assets	1,503	1,242	£ 1,209
Rest of world
Disclosure Of Geographical Areas
Non-current assets	£ 459	£ 438